FORWARD FUNDS

Supplement dated October 1, 2013

to the

Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and

Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) for the

Forward Dynamic Income Fund and Forward Select Income Opportunity Fund

each dated July 31, 2013

IMPORTANT NOTICE REGARDING THE FORWARD SELECT INCOME OPPORTUNITY FUND

Effective immediately, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Select Income Opportunity Fund (the “Fund”) in the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	1.11%	1.01%
Interest Expense on Borrowing(1)	0.07%	0.07%
Interest Expense on Short Sales(1)	0.01%	0.01%
Total Other Expenses	1.19%	1.09%
Acquired Fund Fees and Expenses(1)(2)	0.53%	0.53%
Total Annual Fund Operating Expenses	2.97%	2.62%
Fee Waiver and/or Expense Reimbursement(3)	–0.78%	–0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Other Expenses, Interest Expense on Borrowing, Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.58% and 1.23%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$844	$739

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	1.16%	1.21%	1.06%
Interest Expense on Borrowing(1)	0.07%	0.07%	0.07%
Interest Expense on Short Sales(1)	0.01%	0.01%	0.01%
Total Other Expenses	1.24%	1.29%	1.14%
Acquired Fund Fees and Expenses(1)(2)	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	3.12%	3.57%	2.67%
Fee Waiver and/or Expense Reimbursement(3)	–0.78%	–0.78%	–0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.89%

(1)	Other Expenses, Interest Expense on Borrowing, Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.73%, 2.18% and 1.28%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$798	$382	$192
3 Years	$1,412	$1,021	$754

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$798	$282	$192
3 Years	$1,412	$1,021	$754

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The fifth paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus is replaced in its entirety to read as follows:

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

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The second paragraph under the heading/subheading “Discussion of Principal and Non-Principal Risks – Restricted and Illiquid Securities” in the No-Load Prospectus and Load Prospectus is replaced in its entirety to read as follows:

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

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The following paragraph is added following the third paragraph under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and Load Prospectus:

The Forward Select Income Opportunity Fund may invest in the Forward Select Income Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), to seek exposure to restricted securities. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SIO CAY 10012013

FORWARD FUNDS

Supplement dated October 1, 2013

to the

Statement of Additional Information (the “SAI”) for the Forward Dynamic Income Fund and Forward Select Income Opportunity Fund

dated July 31, 2013

IMPORTANT NOTICE REGARDING THE FORWARD SELECT INCOME OPPORTUNITY FUND

Effective immediately, the following changes are made:

The following paragraph is added following the third paragraph under the heading/subheading “Investment Advisory and Other Services – Investment Management Agreement” in the SAI:

The Forward Select Income Opportunity Fund, through a separate wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), seeks exposure to restricted securities. The Subsidiary has entered into a separate advisory agreement with the Investment Advisor for the management of the Subsidiary’s portfolio (the “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Investment Advisor a management fee at the same rate that the Fund pays the Investment Advisor for services provided to the Fund. The Investment Advisor has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Investment Advisor by the Subsidiary. This waiver arrangement may not be terminated by the Investment Advisor as long as the Subsidiary Advisory Agreement is in place. The Board, shareholders of the Fund, and the Investment Advisor may terminate the Investment Management Agreement upon sixty (60) days’ notice. The Subsidiary Advisory Agreement may be terminated by the Investment Advisor and the Subsidiary upon sixty (60) days’ notice.

The following paragraphs are added to the section titled “Additional Investment Techniques and Risks” in the SAI:

Investments in a Wholly-Owned Subsidiary (Forward Select Income Opportunity Fund)

The Forward Select Income Opportunity Fund may invest in its Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to restricted securities. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is currently the sole shareholder of the Subsidiary. Although the Fund may invest in restricted securities directly, the Fund may gain exposure to these securities indirectly by investing in the Subsidiary. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with restricted securities, which are discussed elsewhere in the Fund’s prospectus and this SAI.

The Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in the Fund’s prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders.

Regulation S Securities

A Fund may invest in equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States, pursuant to Regulation S under the 1933 Act (“Regulation S Securities”). Because Regulation S Securities are subject to legal or contractual restrictions on resale, these securities may be considered illiquid. Furthermore, as these securities are generally less liquid than registered securities traded on established secondary markets, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SIO CAY SAI 10012013